Investments - Narrative (Details) $ in Millions	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Number of securities	431	764
Number of positions	1,713	1,263
Debt securities, available-for-sale, continuous unrealized loss position, largest single amount | $	$ 0.5	$ 1.7
Percentage of hold back to redemption	10.00%
Maximum
Debt Securities, Available-for-Sale [Line Items]
Percentage of total net asset value of hedge fund	80.00%
Minimum
Debt Securities, Available-for-Sale [Line Items]
Percentage of total net asset value of hedge fund	20.00%